Basis of presentation - principal exchange rates (Details)	12 Months Ended
	Dec. 31, 2017 CAD / €	Dec. 31, 2017 CAD / € BRL / €	Dec. 31, 2017 CAD / € MXN / €	Dec. 31, 2017 CAD / € ¥ / €	Dec. 31, 2017 CAD / € PLN / €	Dec. 31, 2017 CAD / € £ / €	Dec. 31, 2017 CAD / € ARS / €	Dec. 31, 2017 CAD / € SFr / €	Dec. 31, 2017 CAD / € $ / €	Dec. 31, 2016 CAD / €	Dec. 31, 2016 CAD / € BRL / €	Dec. 31, 2016 CAD / € MXN / €	Dec. 31, 2016 CAD / € ¥ / €	Dec. 31, 2016 CAD / € PLN / €	Dec. 31, 2016 CAD / € £ / €	Dec. 31, 2016 CAD / € ARS / €	Dec. 31, 2016 CAD / € SFr / €	Dec. 31, 2016 CAD / € $ / €	Dec. 31, 2015 CAD / €	Dec. 31, 2015 CAD / € BRL / €	Dec. 31, 2015 CAD / € MXN / €	Dec. 31, 2015 CAD / € ¥ / €	Dec. 31, 2015 CAD / € PLN / €	Dec. 31, 2015 CAD / € £ / €	Dec. 31, 2015 CAD / € ARS / €	Dec. 31, 2015 CAD / € SFr / €	Dec. 31, 2015 CAD / € $ / €	Dec. 31, 2017 BRL / €	Dec. 31, 2017 MXN / €	Dec. 31, 2017 ¥ / €	Dec. 31, 2017 PLN / €	Dec. 31, 2017 £ / €	Dec. 31, 2017 ARS / €	Dec. 31, 2017 SFr / €	Dec. 31, 2017 $ / €	Dec. 31, 2016 BRL / €	Dec. 31, 2016 MXN / €	Dec. 31, 2016 ¥ / €	Dec. 31, 2016 PLN / €	Dec. 31, 2016 £ / €	Dec. 31, 2016 ARS / €	Dec. 31, 2016 SFr / €	Dec. 31, 2016 $ / €	Mar. 31, 2016 VEF / $	Feb. 29, 2016 VEF / $	Dec. 31, 2015 BRL / €	Dec. 31, 2015 MXN / €	Dec. 31, 2015 ¥ / €	Dec. 31, 2015 PLN / €	Dec. 31, 2015 £ / €	Dec. 31, 2015 ARS / €	Dec. 31, 2015 SFr / €	Dec. 31, 2015 $ / €
Corporate Information And Statement Of IFRS Compliance [Abstract]
Average foreign exchange rate	1.465	3.605	21.329	7.629	4.257	0.877	18.683	1.112	1.130	1.466	3.857	20.664	7.352	4.363	0.819	16.327	1.090	1.107	1.418	3.699	17.611	6.972	4.184	0.726	10.271	1.068	1.109
Closing foreign exchange rate	1.504	1.504	1.504	1.504	1.504	1.504	1.504	1.504	1.504	1.419	1.419	1.419	1.419	1.419	1.419	1.419	1.419	1.419	1.512	1.512	1.512	1.512	1.512	1.512	1.512	1.512	1.512	3.973	23.661	7.804	4.177	0.887	22.595	1.170	1.199	3.431	21.772	7.320	4.410	0.856	16.707	1.074	1.054	10.0	6.3	4.312	18.915	7.061	4.264	0.734	14.136	1.084	1.089